Loans and Leases - Schedule of Subsequently Defaulted TDRs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) SecurityLoan	Dec. 31, 2017 USD ($) SecurityLoan	Dec. 31, 2016 USD ($) SecurityLoan
Accounts, Notes, Loans and Financing Receivable
Threshold period for loans in default (in days)	30 days
TDRs | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	246	359	523
Pre-modification Outstanding Recorded Investment	$ 66,395	$ 70,233	$ 223,640
Post-modification Outstanding Recorded Investment		$ 70,459	$ 222,436
Number of loans | SecurityLoan	81	163	124
Recorded investment	$ 7,512	$ 28,734	$ 21,225
TDRs | Commercial Loans | Commercial real estate - Construction | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	3	4	3
Pre-modification Outstanding Recorded Investment	$ 4,819	$ 9,404	$ 3,024
Post-modification Outstanding Recorded Investment	$ 3,830	$ 9,628	$ 3,035
Number of loans | SecurityLoan	0	2	1
Recorded investment	$ 0	$ 3,572	$ 116
TDRs | Commercial Loans | Commercial real estate - owner-occupied | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	14	11	20
Pre-modification Outstanding Recorded Investment	$ 4,257	$ 5,779	$ 18,223
Post-modification Outstanding Recorded Investment	$ 3,912	$ 5,706	$ 18,239
Number of loans | SecurityLoan	2	6	3
Recorded investment	$ 142	$ 4,668	$ 3,473
TDRs | Commercial Loans | Commercial real estate - non-owner-occupied | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	20	19	25
Pre-modification Outstanding Recorded Investment	$ 3,719	$ 11,974	$ 16,644
Post-modification Outstanding Recorded Investment	$ 3,428	$ 13,738	$ 10,093
Number of loans | SecurityLoan	5	13	6
Recorded investment	$ 1,039	$ 8,060	$ 201
TDRs | Commercial Loans | Commercial and industrial | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	52	57	79
Pre-modification Outstanding Recorded Investment	$ 39,796	$ 21,651	$ 163,265
Post-modification Outstanding Recorded Investment	$ 30,295	$ 20,883	$ 169,893
Number of loans | SecurityLoan	13	32	22
Recorded investment	$ 3,757	$ 6,550	$ 14,707
TDRs | Residential Mortgage | Residential mortgage | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	19	24	43
Pre-modification Outstanding Recorded Investment	$ 1,706	$ 1,897	$ 5,141
Post-modification Outstanding Recorded Investment	$ 1,529	$ 1,771	$ 4,946
Number of loans | SecurityLoan	8	16	8
Recorded investment	$ 773	$ 1,218	$ 405
TDRs | Consumer and Other Loans | Consumer - Home equity | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	65	123	158
Pre-modification Outstanding Recorded Investment	$ 10,607	$ 16,346	$ 13,273
Post-modification Outstanding Recorded Investment	$ 8,951	$ 15,862	$ 12,568
Number of loans | SecurityLoan	15	32	25
Recorded investment	$ 1,354	$ 3,285	$ 1,379
TDRs | Consumer and Other Loans | Consumer - Other | TDRs Occurring during the Period
Accounts, Notes, Loans and Financing Receivable
Number of Loans | SecurityLoan	73	121	195
Pre-modification Outstanding Recorded Investment	$ 1,491	$ 3,182	$ 4,070
Post-modification Outstanding Recorded Investment	$ 1,226	$ 2,871	$ 3,662
Number of loans | SecurityLoan	38	62	59
Recorded investment	$ 447	$ 1,381	$ 944